Commitments and contingencies (Details)	12 Months Ended			5 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)	May 30, 2014 Ukrainian Hryvnia Subsequent event	Mar. 31, 2014 Russian tax authority	Mar. 31, 2013 Russian tax authority RUB
Commitments and contingencies
Total rent expense	$ 17,523,000	$ 14,309,000	$ 12,158,000
Minimal lease payments
For the year ended March 31, 2015	14,468,000
For the year ended March 31, 2016	6,810,000
For the year ended March 31, 2017	5,698,000
For the year ended March 31, 2018	3,149,000
For the year ended March 31, 2019	31,000
Total	30,156,000
Commitments and contingencies
Period preceding the year of audit that remains open to review in respect of taxes					3 years
Aggregate threshold amount of domestic transactions with the related party in 2013 for application of transfer pricing rules						2,000,000,000
Currency devalued (as a percent)				47.00%